STOCKHOLDERS' EQUITY (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Stockholders' Equity Note [Abstract]
Schedule of Share-based Compensation, Activity [Table Text Block]
The following summarizes share-based compensation expense for the years ended December 31, 2015 and 2014, which was allocated as follows:

	December 31,
	2015	2014

Research and development	$72,766	$48,244
General and administrative	158,841	115,188
	$231,607	$163,432

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The following summarizes stock option activity for the years ended December 31, 2015 and 2014:

		Options outstanding
				Weighted
	Shares			average
	available for	Number of	Exercise price	exercise
	grant	shares	range	price

December 31, 2013	1,959,036	5,999,599	0.14 – 3.82	1.02
Grants	—	2,195,000	0.16 – 0.21	0.19
Exercises	—	—	—	—
Cancellations*		(1,930,888)	0.16 – 3.82	1.54
December 31, 2014	3,273,029	6,263,711	$0.14 – 3.21	$0.58
Grants	—	1,725,000	0.19 – 0.40	0.33
Exercises	—	—	—	—
Cancellations*		(857,500)	0.14 – 3.21	0.41
December 31, 2015	1,548,029	7,131,211	$0.14 – 3.00	$0.30

Vested and expected to vest at December 31, 2015		7,020,866

Exercisable at December 31, 2015		4,639,961

*Note: Cancellations in 2015 and a portion of the 2014 cancellations were for options issued out of the 2000 Equity Incentive Plan and therefore they are not available for reissuance.

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range [Table Text Block]
The following summarizes information about stock options outstanding at December 31, 2015:

	Outstanding options			Exercisable options
		Weighted-			Weighted-
		average	Weighted-		average	Weighted-
	Number of	remaining	average	Number of	remaining	average
	shares	contractual	exercise	shares	contractual	exercise
Range of exercise prices	outstanding	life (in years)	price	exercisable	life (in years)	price

$0.14 – $0.36	6,361,971	4.6	$0.23	3,938,221	3.9	$0.20
$0.40 – $0.76	684,240	2.7	0.63	616,740	2.2	0.65
$2.50 – $2.68	35,000	0.8	2.53	35,000	0.8	2.53
$3.00 – $3.21	50,000	0.0	3.00	50,000	0.0	3.00
	7,131,211	4.4	0.30	4,639,961	3.6	0.31
Intrinsic value of in-the-money options, using the December 31, 2015 closing price of $0.44	$950,573			$3,960,721

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
We used the following forward-looking range of assumptions to value the 940,000 stock options granted to employees, consultants and directors during the three months ended March 31, 2016 and the 325,000 stock options granted to employees, consultants and directors during the three months ended March 31, 2015:

	2016	2015

Dividend yield	0.0%	0.0%
Risk-free rate of return	1.41%	1.53%
Expected life in years	4.5 - 7	4.75
Volatility	87-95%	92%
Forfeiture rate	2.6%	2.6%

We used the following forward-looking range of assumptions to value each stock option granted to employees, directors and consultants during the year ended December 31, 2015 and 2014:

	2015	2014

Dividend yield	0.0%	0.0%
Risk-free rate of return	1.43-1.63%	1.63-1.76%
Expected life in years	4.75 - 7	4 - 5
Volatility	90-94%	91-98%
Forfeiture rate	2.6%	2.6%

Schedule Of Share Based Compensation Warrant Activity [Table Text Block]
The following table summarizes our warrant activity for 2015 and 2014:

		Warrants outstanding
			Weighted
	Number of	Exercise price	Average exercise
	shares	range	price

December 31, 2013	11,468,901	$0.15 – 1.12	$0.64
Grants	13,833,333	0.12 – 0.15	0.18
Exercises	(8,333,333)	0.12	0.12
Cancellations	(2,865,853)	1.12	1.12
December 31, 2014	14,103,048	$0.15 – $0.56	$0.35
Exercises	(957,641)	0.38 – 0.45	0.40
Cancellations	(11,338,000)	0.15 – 0.56	0.41
December 31, 2015	1,807,407	$0.15 – $0.38	$0.32